E*TRADE INTERNATIONAL INDEX FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We are writing to report the performance of the E*TRADE International Index Fund (the "Fund") for the year ended December 31, 2001. We'd also like to take this opportunity to thank you for investing in the Fund.

The investment objective of the Fund is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (the "EAFE Free Index" or the "Index").*

The Fund seeks to achieve its objective by investing in the International Index Master Portfolio ("Master Portfolio"), a registered open-end management investment company, rather than directly in a portfolio of securities. The Master Portfolio, in turn, seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index.

The EAFE Free Index is intended to represent broadly the performance of foreign stock markets. The Index is a capitalization-weighted index and consists of approximately 1100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia, New Zealand, Hong Kong, Japan, Malaysia, and Singapore. The EAFE Free Index may also include smaller-capitalization companies. The Master Portfolio selects a sampling of securities in the Index for investments in accordance with their capitalization, industry sector and valuation, among other factors.

Generally the Fund attempts to be fully invested at all times in securities comprising the EAFE Free Index. These securities may be traded principally outside the United States. As a result the Fund maybe subject to different or greater risks than if it were invested solely in U.S. companies. Such risks may include, different accounting, auditing and financial reporting standards, higher commission rates on the purchase or sales of securities in the EAFE Free Index and adverse changes in regulatory and market structures.



------------------ ---------------- -------------------------------- ---------------------------------
                                    AVERAGE ANNUAL RETURN            CUMULATIVE RETURN
------------------ ---------------- -------------------------------- ---------------------------------
                                    SINCE INCEPTION  11/1/99-        SINCE INCEPTION  11/1/99-12/31/01**
                   ONE YEAR                          12/31/01**
------------------ ---------------- ---------------- --------------- ---------------- ----------------
Fund               -21.70%          -10.82%          -12.30          -22.23%          -24.79
------------------ ---------------- ---------------- --------------- ---------------- ----------------
Index              -21.44%          -                -9.28           -                -23.97
------------------ ---------------- ---------------- --------------- ---------------- ----------------


The following table shows the hypothetical return of $10,000 invested in the EAFE Free Index (and not the return of any fund). An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                        EAFE FREE
 DATE                     INDEX+
-----------------------------------------

10/22/99               $10,000.00
10/31/99               $10,363.00
11/30/99               $10,711.20
12/31/99               $11,662.35
1/31/00                $10,911.30
2/29/00                $11,193.90
3/31/00                $11,617.03
4/30/00                $10,994.35
5/31/00                $10,715.10
6/30/00                $11,122.27
7/31/00                $10,645.13
8/31/00                $10,727.09
9/30/00                $10,193.96
10/31/00               $ 9,943.19
11/30/00               $ 9,559.38
12/31/00               $ 9,888.22
 1/31/01               $ 9,881.30
2/29/01                $ 9,132.30
3/31/01                $ 8,501.26
4/30/01                $ 9,074.24
5/31/01                $ 8,727.60
6/30/01                $ 8,358.43
7/31/01                $ 7,980.66
9/30/01                $ 7,161.84
10/31/01               $ 7,343.04
11/30/01               $ 7,614.00
12/31/01               $ 7,658.92



The following table provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2001.

                     E*TRADE INTERNATIONAL
 DATE                     INDEX FUND+
----------------------------------------------

10/22/99                  $10,000.00
10/31/99                  $10,340.00
11/30/99                  $10,699.83
12/31/99                  $11,673.52
1/31/00                   $10,843.53
2/29/00                   $11,123.29
3/31/00                   $11,552.65
4/30/00                   $10,931.12
5/31/00                   $10,760.59

6/30/00                   $11,092.02
7/31/00                   $10,638.36
8/31/00                   $10,728.78
9/30/00                   $10,218.09
10/31/00                  $ 9,986.14
11/30/00                  $ 9,592.69
12/31/00                  $ 9,932.27
1/31/01                   $ 9,932.27
2/29/01                   $ 9,164.37
3/31/01                   $ 8,557.61
4/30/01                   $ 9,155.83
5/31/01                   $ 8,831.37
6/30/01                   $ 8,453.53
7/31/01                   $ 8,300.94
8/31/01                   $ 8,087.32
9/30/01                   $ 7,281.81
10/31/01                  $ 7,466.16
11/30/01                  $ 7,732.44
12/31/01                  $ 7,777.27


[insert chart]


+Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

FINANCIAL MARKETS COMMENTARY

The economic slowdown that began in the United States spread through Europe and Asia during the year. Unlike the United States, where the Federal Reserve Board (the "Fed") pursued an campaign of reducing interest rates to avert a recession, European markets were slow to cut interest rates. As a result, European economies slowed during the year, although authorities were reluctant to describe the conditions as a recession. The European Central Bank stepped up efforts to stimulate European economies only after the events of September 11. By year end, Germany appeared to be approaching recession, with France and Italy close behind. In the UK, however, economic conditions were markedly better. Because the Bank of England had pursued a more proactive monetary policy, and fiscal policy was also loosened before the economic slowdown was fully appreciated, the UK ended the year with one of the strongest rates of growth of any of the major industrial countries.

Japan found itself in its fourth recession in a decade. The country has, in effect, been in a prolonged slump for the entire ten years, alleviated periodically by massive injections of government spending. Consequently, Japan now stands at a point where any additional government spending would threaten its international credit standing. Similarly, monetary easing has been overused to the point where nominal interest rates can no longer be cut. After another dismal year, Japan's main equity indices finished the year near a seventeen-year low.

In Europe, as with the U.S., technology and telecommunications stocks suffered huge losses during the first nine months of the year, and then staged rallies in the fourth quarter. Despite these late rallies, however, all major sectors in the EAFE Index posted negative results for the year, and all of the Index's top ten holdings turned in negative performance. Vodafone, the Index's largest holding at 2.69% of the Index as of December 31, 2001, declined 24.63%. Nokia (1.83% of the Index as of December 31, 2001) ended the year with a loss of 41.46%, despite logging a 57.74% gain during the fourth quarter. As energy prices slumped worldwide, BP (2.63% of the Index as of December 31, 2001) lost 4.53%, and Royal Dutch (1.62% of the Index as of December 31, 2001) fell 17.54%.

E*TRADE FUNDS

E*TRADE Funds continue to offer an array of index-based, and actively managed mutual funds. Our family of funds is designed to help investors diversify their portfolios across sectors and product types. Our family mission is based on several core principles. We apply seasoned investment experience to actively managed and indexed funds. We keep expenses low by leveraging technology. Low costs and our 100% online platform put the power of portfolio diversification in your hands.

Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

This year, we would like to highlight two of our index funds for you. Using an index based portfolio management strategy means that knowledge of the Funds' investment strategy is very transparent. For example the E*TRADE Russell 2000 Index Fund is composed of small cap firms found in the Russell 2000 Index and the E*TRADE S&P 500 Index Fund is composed of firms found on the S&P 500 Index - wasn't that easy...no surprises.

E*TRADE RUSSELL 2000 INDEX FUND

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index SM****, a recognized benchmark for the small cap group. Small Cap funds have been noted as a well performing group, according to Kiplinger's Personal Finance Magazine*****, in the first year of a recovery, small stocks have outpaced shares of larger companies by 7.5% on average. The reason: Small companies tend to react more quickly to improved economic conditions. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

E*TRADE S&P 500 INDEX FUND

The E*TRADE S&P 500 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expense, the performance of the S&P 500 Index***, a recognized index for representing a broad perspective on the U.S. Economy. The E*TRADE S&P 500 Index fund is available exclusively to E*TRADE customers.

The E*TRADE International Index Fund's audited financial statements for the year ended December 31, 2001 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE International Index Fund.

Sincerely,

E*TRADE Funds


*The EAFE Index is the exclusive property of Morgan Stanley Capital International Inc. ("MSCI"). Morgan Stanley Capital International is a servicemark of MSCI. MSCI does not sponsor the E*TRADE International index Fund, nor is it affiliated in any way with the E*TRADE Group, Inc. "Morgan Stanley Capital International Europe, Australasia, Far East Free Index(R)", "EAFE Free Index(R)", and "EAFE(R)" are trademarks of MSCI. The E*TRADE International Index Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI and neither the EAFE Free Index nor MSCI make any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

** The Fund began operations on October 22, 1999. Index Comparisons began on November 1, 1999.

*** Standard & Poor'sTM," "S&PTM", "S&P 500TM", "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund.

The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


**** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

***** Kiplinger's Personal Finance Magazine, January 2002. Kiplinger's utilized data back to 1954, which covered the past 10 recessions in the US economy.

INTERNATIONAL INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001


        SECURITY                                                                              SHARES              VALUE
        ------------------------------------------------------------------------------------------------------------------

        COMMON STOCKS--99.16%
        AUSTRALIA--3.47%
        ------------------------------------------------------------------------------------------------------------------
        Amcor Ltd.                                                                            12,308          $    45,049
        AMP Ltd.                                                                              14,533              137,183
        Aristocrat Leisure Ltd.                                                                5,835               19,714
        Australia and New Zealand Banking Group Ltd.                                           9,549               87,052
        Australian Gas & Light Co. Ltd.                                                        6,392               29,720
        Brambles Industries Ltd.                                                              11,205               59,653
        Broken Hill Proprietary Co. Ltd.                                                      51,500              276,806
        Coca-Cola Amatil Ltd.                                                                 10,876               33,299
        Cochlear Ltd.                                                                            674               15,698
        Coles Myer Ltd.                                                                       17,456               75,061
        Commonwealth Bank of Australia                                                        16,997              260,501
        Computershare Ltd.                                                                     7,752               20,952
        CSL Ltd.                                                                               2,340               61,677
        CSR Ltd.                                                                              18,838               65,477
        Foster's Brewing Group Ltd.                                                           27,212               67,698
        Gandel Retail Trust                                                                   38,345               22,869
        Gandel Retail Trust - New Shares                                                       5,373                3,246
        General Property Trust                                                                31,838               46,124
        Leighton Holdings Ltd.                                                                 6,806               36,060
        Lend Lease Corp. Ltd.                                                                  6,604               44,117
        M.I.M. Holdings Ltd.                                                                  24,212               14,130
        Macquarie Bank Ltd.                                                                      908               17,408
        Macquarie Infrastructure Group                                                         9,495               17,011
        Mayne Nickless Ltd.                                                                   15,201               53,536
        National Australia Bank Ltd.                                                          20,360              332,053
        News Corp. Ltd.                                                                       26,025              208,119
        Normandy Mining Ltd.                                                                  32,918               30,499
        Orica Ltd.                                                                            11,129               41,075
        QBE Insurance Group Ltd.                                                               8,559               33,649
        Rio Tinto Ltd.                                                                         4,911               93,533
        Santos Ltd.                                                                           14,910               47,321
        Southcorp Ltd.                                                                        15,047               58,154
        Suncorp-Metway Ltd.                                                                    5,787               41,562
        TABCORP Holdings Ltd.                                                                  8,666               43,651
        Telstra Corp. Ltd.                                                                    74,624              207,805
        Transurban Group                               1                                       8,024               17,293
        Wesfarmers Ltd.                                                                        5,578               88,488
        Westfield Holdings Ltd.                                                                1,964               16,944
        Westfield Trust                                1                                      25,843               45,825
        Westfield Trust - New Shares                                                             919                1,600
        Westpac Banking Corp. Ltd.                                                            22,672              182,850
        WMC Ltd.                                                                              17,343               84,988
        Woodside Petroleum Ltd.                                                                5,402               37,030


        Woolworths Ltd.                                                                       13,984               80,460
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                3,202,940
        ------------------------------------------------------------------------------------------------------------------

        AUSTRIA--0.11%
        ------------------------------------------------------------------------------------------------------------------
        Oesterreichische Elektrizitaetswirtschafts AG "A"                                        534               39,940
        OMV AG                                                                                   528               44,249
        Telekom Austria AG                             1                                       2,534               21,006
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  105,195
        ------------------------------------------------------------------------------------------------------------------

        BELGIUM--1.11%
        ------------------------------------------------------------------------------------------------------------------
        AGFA Gevaert NV                                                                        2,458               33,245
        Colruyt NV                                                                               742               32,373
        Delhaize-Le Lion SA                                                                    1,256               65,367
        Dexia                                                                                  2,881               41,429
        Dolmen Computer Applications NV                                                           64                  712
        Electrabel SA                                                                            648              135,013
        Fortis Group                                                                          12,263              318,289
        Groupe Bruxelles Lambert SA                                                            1,577               82,916
        Interbrew                                                                              2,034               55,691
        KBC Bankverzekerings Holding NV                                                        3,339              112,084
        PetroFina SA                                   1                                           1                  534
        Solvay SA                                                                              1,138               68,548
        UCB SA                                                                                 2,022               81,864
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                1,028,065
        ------------------------------------------------------------------------------------------------------------------

        DENMARK--0.89%
        ------------------------------------------------------------------------------------------------------------------
        A/S Dampskibsselskabet Svendborg " B"                                                      9               81,912
        D/S 1912 "B"                                                                              13               88,738
        Danisco A/S                                                                              900               32,226
        Danske Bank A/S                                                                       10,175              163,279
        Group 4 Falck A/S                                                                        300               33,591
        ISS A/S                                        1                                         600               29,532
        Novo Nordisk A/S "B"                                                                   4,961              202,886
        Novozymes A/S "B"                                                                      1,438               29,017
        Tele Danmark A/S                                                                       2,509               89,388
        Vestas Wind Systems A/S                                                                1,390               37,953
        William Demant Holding                         1                                       1,200               31,184
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  819,706
        ------------------------------------------------------------------------------------------------------------------

        FINLAND--2.31%
        ------------------------------------------------------------------------------------------------------------------
        Fortum OYJ                                                                             6,266               26,501
        Hartwall OYJ ABP                                                                         784               15,986
        Instrumentarium Corp.                                                                    408               17,074
        Kone Corp. "B"                                                                           408               30,152
        Metso Corp.                                                                            1,860               19,542
        Nokia OYJ                                                                             65,144            1,679,803
        Outokumpu OYJ                                                                          2,410               25,428
        Sampo-Leonia Insurance "A"                                                             6,257               49,027
        Sonera Group OYJ                                                                      12,780               64,749
        Stora Enso OYJ                                                                         4,011               51,357
        Tietoenator OYJ                                                                        1,471               38,966
        UPM-Kymmene OYJ                                                                        3,600              119,403
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                2,137,988
        ------------------------------------------------------------------------------------------------------------------

        FRANCE--10.48%
        ------------------------------------------------------------------------------------------------------------------


        Accor SA                                                                               2,802              101,867
        Air Liquide                                                                            1,127              157,948
        Alcatel SA "A"                                                                        16,021              273,890
        Alstom                                                                                 2,004               22,287
        Aventis SA                                                                            10,100              717,195
        AXA AG                                                                                21,289              444,891
        BIC SA                                                                                   943               32,209
        BNP Parisbas SA                                                                        5,694              509,529
        Bouygues SA                                                                            3,486              114,225
        Cap Gemini SA                                                                          1,626              117,416
        Carrefour Supermarche SA                                                               8,426              438,147
        Compagnie de Saint Gobain                                                              1,089              164,355
        Compagnie Generale des Etablissements Michelin "B"                                     2,102               69,344
        Dassault Systemes SA                                                                   1,285               61,785
        Essilor International SA                                                               2,110               63,783
        Etablissements Economiques du Casino Guichard-Perrachon SA                             1,056               81,474
        European Aeronautic Defence and Space Co.                                              1,902               23,100
        France Telecom SA                                                                      9,572              382,679
        Groupe Danone                                                                          1,827              222,866
        Lafarge SA                                                                             1,770              165,323
        Lagardere S.C.A.                                                                       1,830               76,583
        L'Oreal SA                                                                             6,992              503,658
        LVMH                                                                                   5,238              213,141
        Pechiney SA "A"                                                                        1,247               64,288
        Pernod Ricard                                                                            796               61,662
        Pinault-Printemps-Redoute SA                                                           1,395              179,609
        PSA Peugeot Citroen                                                                    3,297              140,177
        Publicis Groupe                                                                        1,884               49,906
        Renault SA                                                                               908               32,024
        Sagem SA                                                                                 453               27,730
        Sanofi-Synthelabo SA                                                                   7,574              565,139
        Schneider SA                                                                           2,348              112,896
        Societe Generale "A"                                                                   5,168              289,210
        Societe Television Francaise 1                                                           953               24,090
        Sodexho Alliance SA                                                                    1,968               84,128
        STMicroelectronics NV                                                                  9,942              319,127
        Suez SA                                                                               12,831              388,441
        Technip SA                                                                               323               43,140
        Thales/Ex Thomson CSF                                                                  1,740               60,035
        Thomson Multimedia                             1                                         625               19,199
        Total SA "B"                                                                           9,263            1,322,944
        Union du Credit Bail Immobilier                                                        1,011               51,356
        Usinor SA                                                                              3,724               46,588
        Valeo SA                                                                               1,268               50,580
        Vinci SA                                                                                 977               57,284
        Vivendi Universal SA                                                                  13,527              740,733
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                9,687,981
        ------------------------------------------------------------------------------------------------------------------

        GERMANY--7.74%
        ------------------------------------------------------------------------------------------------------------------
        Adidas AG                                                                                700               52,543
        Allianz AG                                                                             2,762              654,170
        Altana AG                                                                                203               10,122
        BASF AG                                                                                7,700              286,241
        Bayer AG                                                                               9,912              315,958


        Bayerische Hypo-Und Vereinsbank AG                                                     6,440              196,797
        Beiersdorf AG                                                                            975              110,688
        Continental AG                                                                         2,728               36,071
        DaimlerChrysler AG                                                                    12,975              558,586
        Deutsche Bank AG                                                                       7,867              556,180
        Deutsche Lufthansa AG                                                                  4,254               56,172
        Deutsche Post AG                                                                       3,034               40,495
        Deutsche Telekom AG                                                                   34,735              596,911
        Epcos AG                                                                                 900               44,475
        Fresenius Medical Care AG                                                              1,067               66,029
        Gehe AG                                                                                1,087               42,102
        Heidelberger Zement AG                                                                   855               41,110
        Infineon Technologies AG                                                               2,693               55,031
        Karstadtquelle AG                                                                      1,426               56,375
        Linde AG                                                                               1,762               71,384
        MAN AG                                                                                 1,948               41,194
        Marschollek, Lautenschlaeger and Partner AG                                              408               29,720
        Merck KGaA                                                                             1,952               72,112
        Metro AG                                                                               3,390              120,286
        Muenchener Rueckversicherungs-Gesellschaft AG                                          1,840              499,611
        Preussag AG                                                                            2,720               65,391
        RWE AG                                                                                 6,370              239,352
        SAP AG                                                                                 3,719              484,458
        Schering AG                                                                            2,667              141,532
        Siemens AG                                                                            12,144              803,949
        Thyssen Krupp AG                                                                       6,384               93,166
        Veba AG                                                                                9,510              492,651
        Volkswagen AG                                                                          4,121              192,640
        WCM Beteiligungs & Grundbesi AG                1                                       3,148               34,196
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                7,157,698
        ------------------------------------------------------------------------------------------------------------------

        GREECE--0.35%
        ------------------------------------------------------------------------------------------------------------------
        Coca-Cola Hellenic Bottling Co. SA                                                     1,500               21,637
        Commercial Bank of Greece                                                              1,700               56,158
        Credit Bank/ Greece                                                                    3,400               60,608
        EFG Eurobank Ergasias                                                                  2,000               27,816
        Hellenic Telecommunications Organization SA                                            4,990               81,309
        National Bank of Greece SA                                                             3,300               78,512
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  326,040
        ------------------------------------------------------------------------------------------------------------------

        HONG KONG--1.94%
        ------------------------------------------------------------------------------------------------------------------
        Bank of East Asia Ltd.                                                                23,000               49,551
        Cathay Pacific Airways Ltd.                                                           34,000               43,602
        Cheung Kong Ltd                                                                        9,000               93,487
        CLP Holdings Ltd.                                                                     34,200              130,480
        Esprit Holdings Ltd.                                                                  20,000               22,570
        Hang Seng Bank Ltd.                                                                   18,600              204,537
        Henderson Land Development Co. Ltd.                                                   16,000               72,226
        Hong Kong & China Gas Co. Ltd.                                                        66,066               80,911
        Hong Kong Exchanges & Clearing Ltd.                                                    4,000                6,078
        Hongkong Electric Holdings Ltd.                                                        3,000               11,157
        Hutchison Whampoa Ltd.                                                                44,700              431,359
        Johnson Electric Holdings Ltd.                                                        39,000               41,012
        Li & Fung Ltd.                                                                        36,000               40,396
        New World Development Co. Ltd.                                                        36,000               31,392


        Pacific Century Cyberworks Ltd.                1                                     160,591               44,275
        Shangri-La Asia Ltd.                                                                  40,000               31,292
        Sino Land Company Ltd.                                                                62,000               24,645
        Sun Hung Kai Properties Ltd.                                                          27,000              218,138
        Swire Pacific Ltd. "A"                                                                21,500              117,179
        Television Broadcasts Ltd.                                                             7,000               30,341
        Wharf Holdings Ltd.                                                                   28,000               68,404
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                1,793,032
        ------------------------------------------------------------------------------------------------------------------

        IRELAND--0.81%
        ------------------------------------------------------------------------------------------------------------------
        Allied Irish Banks PLC                                                                13,157              152,295
        Bank of Ireland                                                                        7,025               66,492
        CRH PLC                                                                                7,116              125,138
        Elan Corporation PLC                           1                                       4,529              207,632
        Irish Life & Permanent PLC                                                             5,332               53,933
        Kerry Group PLC "A"                                                                    3,985               48,776
        Ryanair Holdings PLC                           1                                       9,364               57,648
        Smurfit (Jefferson) Group PLC                                                         16,935               36,944
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  748,858
        ------------------------------------------------------------------------------------------------------------------

        ITALY--4.08%
        ------------------------------------------------------------------------------------------------------------------
        Alitalia SpA                                   1                                      14,948               13,337
        Arnoldo Mondadori Editore SpA                                                          4,306               27,222
        Assicurazioni Generali SpA                                                            15,802              438,987
        Autogrill SpA                                                                          2,837               26,296
        Autostrade SpA                                                                        14,094               97,884
        Banca di Roma SpA                                                                     21,494               42,582
        Banca Intesa SpA                                                                      68,264              170,797
        Benetton Group SpA                                                                     3,523               39,901
        Beni Stabili SpA                                                                      27,229               12,898
        Bipop Carire SpA                                                                      24,750               40,988
        Bulgari SpA                                                                            4,458               34,613
        Enel SpA                                                                              42,929              241,956
        ENI SpA                                                                               48,589              609,151
        Fiat SpA                                                                               4,774               76,599
        Gruppo Editoriale L'Espresso                                                           5,700               17,053
        Italgas SpA                                                                            4,994               46,868
        Mediaset SpA                                                                          13,595               99,382
        Mediobanca Banca SpA                                                                   8,961              100,374
        Parmalat Finanziaria SpA                                                              13,021               35,129
        Pirelli SpA                                                                           30,490               53,483
        Riunione Adriatica di Sicurta SpA                                                      8,412               99,093
        San Paolo - IMI SpA                                                                   16,943              181,787
        Seat-Paginne Gialle SpA                        1                                      48,208               38,933
        Telecom Italia Mobile SpA                                                             88,717              495,289
        Telecom Italia SpA                                                                    17,793               95,057
        Telecom Italia SpA "A"                                                                43,557              372,317
        Tiscali SpA                                    1                                       2,390               21,664
        Unicredito Italiano SpA                                                               59,106              237,352
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                3,766,992
        ------------------------------------------------------------------------------------------------------------------

        JAPAN--20.02%
        ------------------------------------------------------------------------------------------------------------------
        Acom Co. Ltd.                                                                          1,600              116,588
        Advantest Corp.                                                                        1,300               73,600
        AIFUL CORPORATION                                                                        250               16,176


        Ajinomoto Co. Inc.                                                                     8,000               78,132
        Alps Electric Co Ltd                                                                   3,000               20,372
        Amada Co. Ltd.                                                                         6,000               23,806
        Asahi Bank Ltd. (The)                                                                 39,000               24,402
        Asahi Breweries Ltd.                                                                   7,000               62,971
        Asahi Glass Co. Ltd.                                                                  16,000               94,613
        Asahi Kasei Corp.                                                                     19,000               66,686
        Bank of Fukuoka Ltd.                                                                  11,000               37,266
        Bank of Yokohama Ltd.                                                                 16,000               55,792
        Benesse Corporation                                                                    1,500               38,913
        Bridgestone Corp.                                                                     11,000              116,412
        Canon Inc.                                                                            12,000              412,940
        Casio Computer Co. Ltd.                                                                6,000               26,003
        Central Japan Railway Co.                                                                 24              155,288
        Chubu Electric Power Co. Inc.                                                          2,600               46,818
        Chugai Pharmaceutical Co. Ltd.                                                         4,000               46,360
        Chuo Mitsui Trust & Banking Co. Ltd.                                                  15,000               14,878
        Citizen Watch Co. Ltd.                                                                 5,000               24,912
        Credit Saison Co Ltd                                                                   2,200               42,805
        CSK Corp.                                                                              1,100               25,767
        Dai Nippon Printing Co. Ltd.                                                           9,000               89,959
        Daiichi Pharmaceutical Co. Ltd.                                                        4,000               77,827
        Daikin Industries Ltd.                                                                 4,000               62,719
        Dainippon Ink & Chemical Inc.                                                         14,000               19,975
        Daito Trust Construction Co. Ltd.                                                      1,900               29,067
        Daiwa Bank Holdings Inc.                       1                                      32,000               20,022
        Daiwa House Industry Co. Ltd.                                                          8,000               45,658
        Daiwa Securities Group Inc.                                                           17,000               89,371
        Denso Corp.                                                                           11,000              145,704
        East Japan Railway Co.                                                                    48              231,833
        Ebara Corporation                                                                      5,000               30,139
        Eisai Co. Ltd.                                                                         4,000               99,496
        Fanuc Ltd.                                                                             2,800              119,213
        Fast Retailing Co. Ltd.                                                                  200               17,793
        Fuji Photo Film Co.                                                                    7,000              249,962
        Fuji Soft ABC Inc.                                                                       500               19,915
        Fuji Television Network Inc.                                                               6               24,218
        Fujikura Ltd.                                                                          7,000               26,278
        Fujisawa Pharmaceutical Co. Ltd.                                                       2,000               46,086
        Fujitsu Ltd.                                                                          26,000              189,257
        Furukawa Electric Co. Ltd.                                                             9,000               47,794
        Gunma Bank Ltd.                                                                       10,000               45,781
        Heavy Industries Co. Ltd.                                                             19,000               29,573
        Hirose Electric Co. Ltd.                                                                 600               40,882
        Hitachi Ltd.                                                                          42,000              307,646
        Honda Motor Co. Ltd.                                                                  11,000              438,959
        Hoya Corp.                                                                             1,500               89,615
        Isetan Co. Ltd.                                                                        4,000               40,989
        Itochu Corp.                                                                          19,000               42,911
        Ito-Yokado Co. Ltd.                                                                    6,000              271,021
        Japan Airlines Co. Ltd.                                                               19,000               45,520
        Japan Energy Corp.                                                                    18,000               20,189
        Japan Tobacco Inc.                                                                        21              132,191
        JGC Engineering & Construction                                                         4,000               29,513
        Joyo Bank Ltd.                                                                        16,000               44,315


        Jusco Co. Ltd.                                                                         5,000              112,925
        Kajima Corp.                                                                          14,000               38,028
        Kaneka Corp.                                                                           7,000               42,675
        Kansai Electric Power Co. Inc.                                                        12,800              183,318
        Kao Corp.                                                                              8,000              166,336
        Kawasaki Heavy Industries Ltd.                 1                                      20,000               18,312
        Kawasaki Steel Corp.                                                                  40,000               40,592
        Keihin Electric Express Railway Co. Ltd.                                              11,000               41,629
        Keyence Corp.                                                                            200               33,252
        Kinden Corp.                                                                           6,000               28,063
        Kinki Nippon Railway Co. Ltd.                                                         23,000               73,706
        Kirin Brewery Co. Ltd.                                                                13,000               92,942
        Komatsu Ltd.                                                                          14,000               50,099
        Konami Company Ltd.                                                                    1,700               50,458
        Konica Corp.                                                                           7,000               41,180
        Kubota Corp.                                                                          20,000               52,496
        Kuraray Co. Ltd.                                                                       6,000               38,318
        Kurita Water Industries Ltd.                                                           3,000               37,243
        Kyocera Corp.                                                                          2,400              156,570
        Kyowa Hakko Kogyo Co. Ltd.                                                             7,000               33,221
        Kyushu Electric Power Co. Inc.                                                         1,500               21,608
        Marubeni Corp.                                 1                                      22,000               13,262
        Marui Co. Ltd.                                                                         5,000               59,133
        Matsushita Communication Industrial Co. Inc.                                             600               16,252
        Matsushita Electric Industrial Co. Ltd.                                               26,000              333,876
        Matsushita Electric Works Ltd.                                                         1,000                8,233
        Meiji Seika Inc.                                                                       7,000               28,041
        Minebea Co. Ltd.                                                                       6,000               32,321
        Mitsubishi Chemical Corp.                                                             29,000               61,735
        Mitsubishi Corp.                                                                      19,000              123,371
        Mitsubishi Electric Corp.                                                             28,000              108,318
        Mitsubishi Estate Co. Ltd.                                                            16,000              117,077
        Mitsubishi Heavy Industries Ltd.                                                      44,000              117,502
        Mitsubishi Materials Corp.                                                            18,000               24,584
        Mitsubishi Rayon Co.                                                                  11,000               28,109
        Mitsubishi Tokyo Financial                     1                                          63              423,873
        Mitsui & Co. Ltd.                                                                     21,000              103,990
        Mitsui Engineering & Shipbuilding Co. Ltd.                                             8,000                7,935
        Mitsui Fudosan Co. Ltd.                                                               11,000               83,931
        Mitsui Marine & Fire Insurance Co. Ltd.                                               19,900               93,381
        Mitsui Mining & Smelting Co.                                                          10,000               32,809
        Mitsukoshi Ltd.                                                                        8,000               22,463
        Mizuho Holding Inc.                                                                      111              226,133
        Murata Manufacturing Co. Ltd.                                                          3,400              203,906
        NEC Corp.                                                                             21,000              214,229
        NGK Insulators Ltd.                                                                    5,000               37,044
        NGK Spark Plug Co. Ltd.                                                                4,000               28,811
        Nidec Corp.                                                                              800               42,118
        Nikko Cordial Corp.                                                                    7,000               31,245
        Nikon Corp.                                                                            5,000               38,494
        Nintendo Co. Ltd.                                                                      1,700              297,688
        Nippon COMSYS Corp.                                                                    3,000               16,046
        Nippon Express Co. Ltd.                                                               15,000               50,931
        Nippon Meat Packers Inc.                                                               4,000               42,423
        Nippon Mitusubishi Oil Corp.                                                          20,000               76,300


        Nippon Sheet Glass Co. Ltd.                                                            7,000               22,112
        Nippon Steel Corp.                                                                    91,000              131,231
        Nippon Telegraph & Telephone Corp.                                                       112              364,902
        Nippon Unipac Holding                                                                     13               58,027
        Nippon Yusen Kabushiki Kaisha                                                         19,000               57,264
        Nishin Flour Milling Co. Ltd.                                                          5,000               30,139
        Nissan Motor Co. Ltd.                                                                 46,000              243,933
        Nissin Food Products                                                                   2,200               42,973
        Nitto Denko Corp.                                                                      2,500               57,798
        NKK Corp.                                                                             16,000               11,354
        Nomura Securities Co. Ltd.                                                            25,000              320,465
        NSK Ltd.                                                                               9,000               31,039
        NTT Data Corp.                                                                             9               32,001
        NTT DoCoMo Inc.                                                                           27              317,259
        Obayashi Corp.                                                                        10,000               28,384
        Oji Paper Co. Ltd.                                                                    14,000               55,654
        Olympus Optical Co. Ltd.                                                               4,000               57,531
        Omron Corp.                                                                            4,000               53,411
        Onward Kashiyama Co. Ltd.                                                              1,000                9,599
        Oracle Corp. Japan                                                                       200               12,208
        Oriental Land Co. Ltd.                                                                 1,200               82,497
        Orix Corp.                                                                             1,100               98,535
        Osaka Gas Co. Ltd.                                                                    31,000               74,034
        Pioneer Electronic Corp.                                                               2,600               56,737
        Promise Co. Ltd.                                                                       1,600               86,556
        Ricoh Co. Ltd.                                                                         4,000               74,470
        Rohm Co. Ltd.                                                                          1,500              194,682
        Sankyo Co. Ltd.                                                                        6,000              102,778
        Sanyo Electric Co. Ltd.                                                               24,000              113,352
        Secom Co. Ltd.                                                                         3,000              150,618
        Sega Enterprises Ltd.                                                                  1,800               35,915
        Sekisui Chemical Co. Ltd.                                                              9,000               23,692
        Sekisui House Ltd.                                                                     9,000               65,237
        Seven-Eleven Japan Co. Ltd.                                                            3,000              109,415
        Seventy Seven Bank Ltd.                                                                7,000               30,925
        Sharp Corp.                                                                           15,000              175,453
        Shimamura Co. Ltd.                                                                       500               29,376
        Shimano Inc.                                                                           2,300               26,148
        Shimizu Corp.                                                                         11,000               37,266
        Shin-Etsu Chemical Co. Ltd.                                                            5,400              194,064
        Shionogi & Co. Ltd.                                                                    5,000               85,457
        Shiseido Co.                                                                           7,000               64,680
        Shizuoka Bank Ltd.                                                                    10,000               75,691
        Showa Denko K.K.                                                                      17,000               18,159
        Showa Shell Sekiyu K.K.                                                                5,000               26,553
        Skylark Co.                                                                            2,000               33,572
        SMC Corp.                                                                                900               91,607
        Softbank Corp.                                                                         3,700               59,850
        Sony Corp.                                                                            11,900              543,881
        Sumitomo Bank Ltd. (The)                                                              65,000              275,256
        Sumitomo Chemical Co. Ltd.                                                            20,000               67,908
        Sumitomo Corp.                                                                        13,000               59,614
        Sumitomo Electric Industries                                                          10,000               69,815
        Sumitomo Metal Industries Ltd                                                         55,000               17,628
        Sumitomo Metal Mining Co. Ltd.                                                         9,000               30,010


        Sumitomo Realty & Development Co. Ltd.                                                 1,000                4,578
        Sumitomo Trust & Banking Co. Ltd. (The)                                                5,000               20,296
        Taiheiyo Cement Corp.                                                                 16,000               24,294
        Taisei Corp.                                                                          13,000               28,170
        Taisho Pharmaceutical Co. Ltd.                                                         5,000               78,590
        Taiyo Yuden Co. Ltd.                                                                   2,000               30,291
        Takara Shuzo Co. Ltd.                                                                  3,000               25,225
        Takashimaya Co. Ltd.                                                                   6,000               35,389
        Takeda Chemical Industries                                                            11,000              497,712
        Takefuji Corp.                                                                         1,610              116,457
        TDK Corp.                                                                                700               33,008
        Teijin Ltd.                                                                           13,000               49,893
        Terumo Corp.                                                                           3,100               40,163
        Tobu Railway Co. Ltd.                                                                 18,000               47,383
        Toho Co. Ltd.                                                                            400               43,278
        Tohoku Electric Power Co. Inc.                                                         6,200               85,057
        Tokio Marine & Fire Insurance Co. Ltd.                                                19,000              138,882
        Tokyo Broadcasting System                                                              1,000               15,184
        Tokyo Electric Power Co. Inc.                                                         17,200              366,154
        Tokyo Electronics Ltd.                                                                 2,300              112,841
        Tokyo Gas Co. Ltd.                                                                    34,000               91,059
        Tokyu Corp.                                                                           15,000               45,209
        Toppan Printing Co. Ltd.                                                              10,000               92,248
        Toray Industries Inc.                                                                 20,000               48,374
        Toshiba Corp.                                                                         41,000              140,774
        Tostem Corp.                                                                           5,000               67,641
        Toto Ltd.                                                                              6,000               28,613
        Toyo Information Systems                                                                 700               16,718
        Toyo Seikan Kaisha Ltd.                                                                3,000               38,318
        Toyota Motor Corp.                                                                    40,700            1,031,008
        Trend Micro Inc.                               1                                         500               11,827
        UBE Industries Ltd.                                                                    9,000                8,859
        UFJ Holdings Inc.                              1                                          18               39,692
        Uni-Charm Corp.                                                                        1,300               27,178
        Uny Co. Ltd.                                                                           3,000               30,490
        Wacoal Corp.                                                                           4,000               31,863
        West Japan Railway Company                                                                 2                8,942
        World Co. Ltd.                                                                           500               15,069
        Yakult Honsha Co. Ltd.                                                                 3,000               22,433
        Yamaha Corp.                                                                           3,000               22,204
        Yamanouchi Pharmaceutical Co. Ltd.                                                     5,000              132,001
        Yamato Transport Co. Ltd.                                                              6,000              113,078
        Yasuda Fire & Marine Insurance Co. Ltd. (The)                                          3,000               17,168
        Yokogawa Electric                                                                      5,000               39,867
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               18,513,619
        ------------------------------------------------------------------------------------------------------------------

        NETHERLANDS--5.75%
        ------------------------------------------------------------------------------------------------------------------
        ABN AMRO Holding NV                                                                   20,707              333,534
        Aegon NV                                                                              15,848              428,977
        Akzo Nobel NV                                                                          3,831              171,068
        ASM Lithography Holding NV                     1                                       6,504              113,043
        Burhmann NV                                                                            1,897               20,826
        Elsevier NV                                                                            9,613              113,669
        Getronics NV                                                                           6,034               19,557
        Hagemeyer NV                                                                           1,677               31,357


        Heineken NV                                                                            4,351              164,990
        IHC Caland NV                                                                            538               25,149
        ING Groep NV                                                                          25,562              651,859
        Koninklijke Ahold NV                           1                                      11,211              326,221
        Philips Electronics NV                                                                18,293              543,697
        QIAGEN NV                                      1                                       1,900               35,527
        Royal Dutch Petroleum Co.                                                             29,377            1,488,350
        Royal KPN NV                                                                          22,502              114,405
        TNT Post Group NV                                                                      6,462              139,816
        Unilever NV - CVA                                                                      7,744              454,053
        Vedior NV                                                                              1,578               18,926
        VNU NV                                                                                 1,303               40,038
        Wolters Kluwer NV - CVA                                                                3,728               84,977
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                5,320,039
        ------------------------------------------------------------------------------------------------------------------

        NEW ZEALAND--0.05%
        ------------------------------------------------------------------------------------------------------------------
        Carter Holt Harvey Ltd.                                                               30,000               21,237
        Telecom Corp. of New Zealand Ltd.                                                     13,640               28,398
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                   49,635
        ------------------------------------------------------------------------------------------------------------------

        NORWAY--0.51%
        ------------------------------------------------------------------------------------------------------------------
        DnB Holding ASA                                                                       11,962               53,880
        Norsk Hydro ASA                                                                        3,628              152,089
        Norske Skogindustrier ASA                                                              2,197               41,274
        Orkla ASA                                                                              4,077               69,092
        Statoil ASA                                                                            6,340               43,471
        Storebrand ASA                                                                         6,789               39,360
        Tandberg ASA                                   1                                         709               15,809
        Telenor ASA                                                                            8,100               34,859
        Tomra Systems ASA                                                                      2,600               24,930
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  474,764
        ------------------------------------------------------------------------------------------------------------------

        PORTUGAL--0.49%
        ------------------------------------------------------------------------------------------------------------------
        Banco Comercial Portugues SA "R"               1                                      28,645              116,050
        Banco Espirito Santo e Comercial de Lisboa SA                                          3,525               45,416
        Banco Portuguese de Invest SA                                                         10,503               21,135
        Brisa-Auto Estradas de Portugal SA                                                     8,552               36,246
        Cimentos de Portugal SA                                                                1,698               29,784
        Electricidade de Portugal SA                                                          34,855               75,726
        Portugal Telecom SA                            1                                      14,360              111,879
        Sonae SGPS SA                                                                         28,155               20,305
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  456,541
        ------------------------------------------------------------------------------------------------------------------

        SINGAPORE--0.87%
        ------------------------------------------------------------------------------------------------------------------
        Capitaland Ltd.                                1                                      38,000               38,483
        Chartered Semiconductor Manufacturing Ltd.     1                                      15,000               39,806
        City Developments Ltd.                                                                13,000               42,595
        DBS Group Holdings Ltd.                                                               18,652              139,398
        Oversea-Chinese Banking Corp Ltd. - Ordinary Shares                                   18,350              109,315
        Singapore Airlines Ltd.                                                               15,000               89,358
        Singapore Press Holdings Ltd.                                                          6,000               70,837
        Singapore Technologies Engineering Ltd.                                               38,000               48,363
        Singapore Telecommunications Ltd.                                                     83,000               79,116
        United Overseas Bank Ltd.                                                             17,392              119,620


        Venture Manufacturing Ltd.                                                             4,000               28,811
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  805,702
        ------------------------------------------------------------------------------------------------------------------

        SPAIN--3.26%
        ------------------------------------------------------------------------------------------------------------------
        Acerinox SA                                                                              752               25,143
        Altadis SA                                                                             5,342               90,850
        Autopistas Concesionaria Espanola SA                                                   5,442               54,222
        Banco Bilbao Vizcaya SA                                                               44,059              545,301
        Banco Santander Central Hispano SA                                                    59,624              499,572
        Endesa SA                                                                             14,175              221,758
        Fomento de Construcciones y Contratas SA                                               1,774               36,725
        Gas Natural SDG SA                                                                     4,935               82,170
        Grupo Dragados SA                                                                      2,879               38,529
        Iberdrola SA                                                                          12,696              165,273
        Inditex                                                                                2,901               55,303
        Repsol YPF SA                                                                         16,467              240,168
        Sociedad General de Aguas de Barcelona                                                 3,367               41,972
        Sociedad General de Aguas de Barcelona SA                                                 33                  403
        Telefonica SA                                  1                                      59,614              797,796
        Terra Networks SA                              1                                       2,262               18,530
        Union Electrica Fenosa SA                                                              4,548               73,621
        Zeltia SA Rights                               1                                       2,783               21,658
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                3,008,994
        ------------------------------------------------------------------------------------------------------------------

        SWEDEN--2.41%
        ------------------------------------------------------------------------------------------------------------------
        ASSA Abloy AB "B"                                                                      4,800               69,096
        Atlas Copco AB "B"                                                                     2,419               54,077
        Billerud                                                                                   4                   27
        Drott AB "B"                                                                           2,450               25,225
        Electrolux AB "B"                                                                      5,594               83,459
        Gambro AB "A"                                                                          2,112               13,188
        Hennes & Mauritz AB "B"                                                                9,623              199,071
        Modern Times Group MTG AB "B"                  1                                         707               15,569
        Nordea AB                                                                             36,683              194,086
        OM Gruppen AB                                                                          1,800               23,680
        Sandvik AB                                                                             3,895               83,360
        Securitas AB "B"                                                                       4,665               88,500
        Skandia Forsakrings AB                                                                12,920               93,608
        Skandinaviska Enskilda Banken (SEB) "A"                                                9,700               88,311
        Skanska AB "B"                                                                         7,552               49,316
        Svenska Cellulosa AB "B"                                                               3,113               85,172
        Svenska Handelsbanken AB "B"                                                           8,200              120,385
        Swedish Match AB                                                                       9,628               50,941
        Tele2 AB "B"                                   1                                       1,708               61,548
        Telefonakfiebolaget Ericsson AB "B"                                                  108,768              591,034
        Telia AB                                                                              17,726               78,916
        Trelleborg AB "B"                                                                      2,686               20,613
        Volvo AB "A"                                                                           2,500               40,397
        Volvo AB "B"                                                                           4,480               75,167
        WM-Data AB "B"                                                                         7,655               19,193
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                2,223,939
        ------------------------------------------------------------------------------------------------------------------

        SWITZERLAND--7.38%
        ------------------------------------------------------------------------------------------------------------------
        ABB Ltd.                                                                              17,471              168,370
        Adecco SA                                                                              2,219              120,623


        Ciba Specialty Chemicals AG                                                              486               30,370
        Clariant AG - Registered                                                               1,374               25,862
        Compagnie Financiere Richemont AG                                                      3,319               61,672
        Credit Suisse Group                                                                   15,808              674,120
        Givaudan - Foreign Registered                                                            133               40,535
        Holcim Ltd. "B"                                                                          405               87,330
        Kudelski SA - Bearer                                                                     577               33,711
        Logitech Intenational SA                                                                 625               22,869
        Lonza AG                                                                                 100               65,352
        Nestle SA                                                                              5,329            1,136,254
        Novartis AG                                                                           39,851            1,440,179
        Roche Holding AG - Bearer                                                              1,765              144,581
        Roche Holding AG - Genusschein                                                         9,612              686,055
        Serono SA                                                                                 46               40,147
        SGS Societe Generale de Surveillance Holding SA                                          140               22,473
        Swatch Group (The) AG                                                                  2,000               39,633
        Swatch Group (The) AG "B"                                                                470               42,251
        Swiss Reinsurance                                                                      3,963              398,627
        Swisscom AG                                                                              770              213,341
        Syngenta AG                                    1                                       1,613               83,552
        Synthes-Stratec Inc.                                                                      23               16,014
        UBS AG - Registered                                                                   18,424              929,939
        Unaxis Holding AG "R"                                                                    230               24,797
        Zurich Financial Services AG                                                           1,177              276,128
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                6,824,785
        ------------------------------------------------------------------------------------------------------------------

        UNITED KINGDOM--25.13%
        ------------------------------------------------------------------------------------------------------------------
        Airtours PLC                                                                           8,561               31,149
        AMEC PLC                                                                               2,657               15,275
        AMVESCAP PLC                                                                          11,120              160,383
        Arm Holdings PLC                               1                                      14,984               78,290
        AstraZeneca PLC                                                                       24,001            1,082,159
        AWG PLC                                        1                                       5,916               46,494
        BAA PLC                                                                               14,434              115,644
        BAE Systems PLC                                                                       32,954              148,438
        Balfour Beatty PLC                                                                     5,412               13,626
        Barclays PLC                                                                          22,948              759,813
        Barratt Developments PLC                                                               2,924               18,224
        Bass PLC                                                                              12,240              121,136
        BBA Group PLC                                                                          8,492               34,977
        Berkeley Group PLC (The)                                                               2,351               24,116
        BG Group PLC                                                                          49,518              201,791
        Billiton PLC                                                                          15,216               77,287
        BOC Group PLC                                                                          6,753              104,180
        Boots Co. PLC                                                                         11,868              100,959
        BP Amoco PLC                                                                         308,736            2,399,434
        Brambles Industries PLC                        1                                       9,548               47,246
        British Airways PLC                                                                   14,961               42,459
        British American Tobacco PLC                                                          27,654              234,442
        British Land Co. PLC                                                                   7,760               52,742
        British Sky Broadcasting Group PLC             1                                      19,470              214,225
        BT Group PLC                                                                         118,818              437,500
        BTG PLC                                        1                                       1,753               19,186
        Bunzl PLC                                                                              7,064               45,236
        Cable & Wireless PLC                                                                  20,889              100,478


        Cadbury Schweppes PLC                                                                 27,290              173,963
        Canary Wharf Finance PLC                       1                                       9,565               62,052
        Capita Group PLC                                                                       8,619               61,497
        Carlton Communications PLC                                                            12,856               45,467
        Celltech Group PLC                             1                                       3,550               45,156
        Centrica PLC                                                                          52,758              170,461
        CGU PLC                                                                               29,795              366,422
        Chub PLC                                                                              15,278               38,245
        CMG PLC                                                                               10,663               37,711
        Compass Group PLC                                                                     30,235              226,620
        Corus Group PLC                                1                                      51,927               54,414
        Daily Mail and General Trust "A"                                                       2,133               20,116
        De La Rue PLC                                                                          2,953               19,476
        Diageo PLC                                                                            46,161              527,380
        Dixons Group PLC                                                                      27,843               95,229
        Electrocomponents PLC                                                                  5,851               45,643
        EMI Group PLC                                                                         12,622               65,581
        Exel PLC                                                                               4,881               55,764
        FKI PLC                                                                                9,345               25,161
        GKN PLC                                                                               12,002               46,289
        GlaxoSmithKline PLC                                                                   85,394            2,141,374
        Granada Compass PLC                                                                   37,057               77,394
        Great Universal Stores PLC                                                            14,275              134,004
        Hammerson PLC                                                                          4,412               28,478
        Hanson PLC                                                                            10,233               70,593
        Hays PLC                                                                              23,428               70,921
        HBOS PLC                                                                              48,504              561,914
        Hilton Group PLC                                                                      25,162               77,270
        HSBC Holdings PLC                                                                    128,706            1,509,786
        IMI PLC                                                                                5,281               20,675
        Imperial Chemical Industries PLC                                                      10,723               59,147
        Imperial Tobacco Group PLC                                                             2,990               39,426
        International Power PLC                        1                                      16,708               49,242
        Invensys PLC                                                                          50,838               88,234
        J Sainsbury PLC                                                                       24,935              132,821
        Johnson Matthey PLC                                                                    3,522               48,901
        Kidde PLC                                                                             16,008               15,609
        Kingfisher PLC                                                                        18,788              109,649
        Land Securities PLC                                                                    6,367               72,603
        Lattice Group PLC                                                                     48,006              108,993
        Legal & General Group PLC                                                             67,446              156,077
        Lloyds TSB Group PLC                                                                  76,002              825,169
        Logica PLC                                                                             6,630               61,755
        Man Group PLC                                                                          1,502               26,057
        Marconi PLC                                                                           61,698               37,488
        Marks & Spencer PLC                                                                   37,999              199,647
        Misys PLC                                                                              9,480               44,840
        National Grid Group PLC                                                               20,532              127,896
        Next PLC                                                                               2,330               30,350
        Novar PLC                                                                             12,000               22,171
        Nycomed Amersham PLC "A"                                                               9,180               88,781
        P&O Princess Cruises PLC                                                              10,594               61,674
        Pace Micro Technology PLC                                                              3,220               16,402
        Pearson PLC                                                                           10,997              126,600
        Peninsular & Oriental Steam Navigation Co. PLC                                        14,694               50,844


        Pilkington PLC                                                                        20,386               33,229
        Provident Financial PLC                                                                4,785               44,918
        Prudential Corp. PLC                                                                  27,345              316,789
        Railtrack Group PLC                                                                    7,258                7,394
        Rank Group PLC                                                                         8,583               28,731
        Reckitt Benckiser PLC                                                                  3,872               56,353
        Reed International PLC                                                                17,384              144,212
        Rentokil Initial PLC                                                                  27,771              111,553
        Reuters Group PLC                                                                     20,144              199,359
        Rexam PLC                                                                              4,829               26,338
        Rio Tinto PLC                                                                         14,317              274,214
        RMC Group PLC                                                                          4,043               36,423
        Royal Bank of Scotland Group PLC                                                       1,005                1,130
        Royal Bank of Scotland Group PLC Warrants (Expires 12/19/02)                          37,227              905,889
        Royal Sun Alliance Industries Group PLC                                               11,087               63,697
        Safeway PLC                                                                            7,062               32,890
        Sage Group PLC                                                                        16,813               55,913
        Schroders PLC                                                                          3,868               47,569
        Scottish & Southern Energy PLC                                                         5,075               45,055
        Scottish Newcastle Breweries PLC                                                       3,577               27,331
        Scottish Power PLC                                                                    24,314              134,469
        Serco Group PLC                                                                        3,299               17,285
        Severn Trent PLC                                                                       2,300               24,068
        Shell Transport & Trading Co. PLC                                                     65,164              447,644
        Signet Group PLC                                                                      13,690               19,028
        Slough Estates PLC                                                                     7,368               35,548
        Smith & Nephew PLC                                                                    13,497               81,521
        Smiths Group PLC                                                                       8,306               81,839
        Spirent PLC                                                                            7,443               17,115
        SSL International PLC                                                                  3,915               30,911
        Stagecoach Holdings PLC                                                               18,275               19,682
        Tate & Lyle PLC                                                                        6,823               34,259
        Taylor Woodrow PLC                                                                    11,811               29,223
        Tesco PLC                                                                             93,596              339,183
        3i Group PLC                                                                           9,019              112,820
        Unilever PLC                                                                          39,374              323,198
        United Business Media PLC                                                              2,720               19,002
        United Utilities PLC                                                                   7,650               68,528
        Vodafone Group PLC ADR                                                               941,388            2,462,765
        Whitebread PLC                                                                         3,564               28,477
        Wolseley PLC                                                                           8,479               70,957
        Woolworths Group PLC                                                                  18,249               12,583
        WPP Group PLC                                                                         14,387              159,135
        ------------------------------------------------------------------------------------------------------------------
                                                                                                               23,230,548
        ------------------------------------------------------------------------------------------------------------------

        TOTAL COMMON STOCKS
        (Cost: $113,304,259)                                                                                   91,683,061
        ------------------------------------------------------------------------------------------------------------------

        SECURITY                                                                             SHARES               VALUE
        ------------------------------------------------------------------------------------------------------------------

        PREFERRED STOCKS--0.29%
        AUSTRALIA--0.20%
        ------------------------------------------------------------------------------------------------------------------
        News Corp. Ltd.                                                                       27,920              186,514
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                  186,514
        ------------------------------------------------------------------------------------------------------------------

        GERMANY--0.09%
        ------------------------------------------------------------------------------------------------------------------
        Hugo Boss AG                                                                           1,100               23,448
        Prosieben Satellite Media AG                                                           2,200               11,263
        Volkswagen AG                                                                          1,600               49,649
        ------------------------------------------------------------------------------------------------------------------
                                                                                                                   84,360
        ------------------------------------------------------------------------------------------------------------------

        TOTAL PREFERRED STOCKS
        (Cost: $370,116)                                                                                          270,874
        ------------------------------------------------------------------------------------------------------------------


        SECURITY                                                                           FACE AMOUNT              VALUE
        ------------------------------------------------------------------------------------------------------------------

        SHORT TERM INSTRUMENTS--4.85%

        ------------------------------------------------------------------------------------------------------------------
        Barclays Global Investors Funds Institutional Money Market
        Fund, Institutional Shares                                                        $2,151,612            2,151,612
        Dreyfus Money Market Fund                                                            943,453              943,453
        Goldman Sachs Financial Square Prime Obligation Fund                                 579,047              579,047
        Providian Temp Cash Money Market Fund                                                805,796              805,796
        ------------------------------------------------------------------------------------------------------------------

        TOTAL SHORT TERM INSTRUMENTS
        (Cost: $4,479,908)                                                                                      4,479,908
        ------------------------------------------------------------------------------------------------------------------


        TOTAL INVESTMENTS IN SECURITIES -- 104.30%
        (Cost $118,154,283)                                                                                    96,433,843
        ------------------------------------------------------------------------------------------------------------------
        Other Assets, Less Liabilities -- (4.30%)                                                              (3,975,210)
        ------------------------------------------------------------------------------------------------------------------
        NET ASSETS -- 100.00%                                                                                 $92,458,633
        ==================================================================================================================

1       Non-income earning securities.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------


ASSETS

Investment in International Index Master Portfolio ("Master Portfolio"), at market value (Note 1)               $ 7,099,974
Receivable for fund shares sold                                                                                      17,365
Due from E*TRADE Asset Management, Inc. (Note 2)                                                                     20,219
                                                                                                                -----------
       TOTAL ASSETS                                                                                               7,137,558
                                                                                                                -----------
LIABILITIES
Payable for fund shares redeemed                                                                                      5,780
Accrued administration fee (Note 2)                                                                                     608
Due to Trustees                                                                                                       2,673
Accrued expenses                                                                                                     47,314
                                                                                                                -----------
       TOTAL LIABILITIES                                                                                             56,375
                                                                                                                -----------
TOTAL NET ASSETS                                                                                                $ 7,081,183
                                                                                                                ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                  10,055,007
Distributions in excess of net investment income                                                                     (4,208)
Net realized loss on investments, futures contracts and foreign currency exchange contracts                        (625,374)
Net unrealized depreciation of investments, futures contracts and foreign currency exchange contracts            (2,344,242)
                                                                                                                ===========
TOTAL NET ASSETS                                                                                                $ 7,081,183
                                                                                                                ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                                          933,016
                                                                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                                  $      7.59
                                                                                                                ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                                                          $   116,847
       Interest                                                                                                 9,749
       Expenses (Note 2)                                                                                      (18,380)
                                                                                                          -----------
              NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                           108,216
                                                                                                          -----------
EXPENSES (NOTE 2):
       Advisory fee                                                                                             1,469
       Administration fee                                                                                      16,744
       Shareholder servicing fees                                                                               5,311
       Transfer agency fees                                                                                     6,608
       Legal services                                                                                          14,269
       Audit services                                                                                           5,483
       Custodian fee                                                                                           13,440
       Registration fees                                                                                       15,792
       Trustee fees                                                                                             9,744
       Other expenses                                                                                          12,696
                                                                                                          -----------
       TOTAL FUND EXPENSES BEFORE WAIVER                                                                      101,556
Waived fees and reimbursed expenses (Note 2)                                                                  (77,407)
                                                                                                          -----------
       NET EXPENSES                                                                                            24,149
                                                                                                          -----------
NET INVESTMENT INCOME                                                                                          84,067
                                                                                                          -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FUTURES CONTRACTS
AND FOREIGN CURRENCY EXCHANGE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO
Net realized loss on:
       Sale of investments                                                                                   (356,673)
       Futures contracts and foreign currency transactions                                                    (37,271)
Net change in unrealized depreciation of:
       Investments                                                                                         (1,540,959)
       Futures contracts and translation of assets and liabilities in foreign currencies                       (1,709)
                                                                                                          -----------
              NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
              FUTURE CONTRACTS AND FOREIGN CURRENCY EXCHANGE
              CONTRACTS ALLOCATED FROM MASTER PORTFOLIO                                                    (1,936,612)
                                                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $(1,852,545)
                                                                                                          ===========


   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                     For the Year Ended       For the Year Ended
                                                                                      December 31, 2001        December 31, 2000
                                                                                     --------------------    --------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                  $    84,067                $    98,229
Net realized loss on sale of investments                                                  (393,944)                  (219,911)
Net change in unrealized appreciation/(depreciation) of investments,
futures contracts and foreign exchange contracts                                        (1,542,668)                (1,238,710)
                                                                                       -----------                -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    (1,852,545)                (1,360,392)
                                                                                       -----------                -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                   (96,334)                   (90,721)
                                                                                       -----------                -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                         2,600,053                  7,874,631
Value of shares issued in reinvestment of dividends and distributions                       91,243                     88,814
Cost of shares redeemed                                                                 (1,827,276)                (4,258,694)
                                                                                       -----------                -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                     864,020                  3,704,751
                                                                                       -----------                -----------
REDEMPTION FEES                                                                              2,110                     11,517
                                                                                       -----------                -----------
NET (DECREASE)/INCREASE IN NET ASSETS                                                   (1,082,749)                 2,265,155
NET ASSETS:
Beginning of year                                                                        8,163,932                  5,898,777
                                                                                       -----------                -----------
END OF YEAR                                                                            $ 7,081,183                $ 8,163,932
                                                                                       ===========                ===========
SHARE TRANSACTIONS:
Number of shares sold                                                                      312,344                    713,923
Number of shares reinvested                                                                 11,853                      8,106
Number of shares redeemed                                                                 (222,035)                  (396,701)
                                                                                       -----------                -----------
NET INCREASE IN SHARES OUTSTANDING                                                         102,162                    325,328
                                                                                       ===========                ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                Period from
                                                                                                             October 22, 1999
                                                                                                              (commencement
                                                                      Year Ended           Year Ended      of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                             December 31, 2001 7  December 31, 2000 7  December 31, 1999  7
                                                                   -----------------    -----------------   -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 9.83               $11.67                $10.00
                                                                         ------               ------                ------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                               0.09                 0.12                  0.00 4
       Net realized and unrealized (loss) gain on investments             (2.23)               (1.86)                 1.67
                                                                         ------               ------                ------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                     (2.14)               (1.74)                 1.67
                                                                         ------               ------                ------

DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                           (0.11)               (0.11)                (0.00)4
       Distributions in excess of net investment income                    0.01                   --                    --
                                                                         ------               ------                ------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (0.10)                  --                    --
                                                                         ------               ------                ------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                   0.00 4               0.01                 (0.00)4
                                                                         ------               ------                ------
NET ASSET VALUE, END OF PERIOD                                           $ 7.59               $ 9.83                $11.67
                                                                         ======               ======                ======
TOTAL RETURN                                                              (21.70)%            (14.92)%               16.74% 3
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                          $7,081               $8,164                $5,899
       Ratio of expenses to average net assets                 1           0.58%                0.55% 6               0.55% 56
       Ratio of net investment income to average net assets    2           1.15%                1.15%                 0.24% 5
       Portfolio turnover rate of Master Portfolio                         6.79%               45.00%                39.00% 3

--------------------------------------------------------------------------------

1      Ratio of expenses to average net assets prior to waived
       fees and reimbursed expenses                                        1.64%                 N/A                   N/A
2      Ratio of net investment income (loss) to average net assets
       prior to waived fees and reimbursed expenses                        0.09%                 N/A                   N/A
3      For the period October 22, 1999 (commencement of operations) through
       December 31, 1999 and not indicative of a full year's operating results.
4      Rounds to less than $0.01.
5      Annualized.
6      The Investment Advisor voluntarily agreed to pay the non-affiliated trustee expenses for the Fund for the period October 22, 1999
       (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percertage of average net assets would have remained unchanged at 0.55% for the period from October 22, 1999 (commencement of operations) through December 31,
       1999 and for the year ended December 31, 2000.
7      Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.

The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE International Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2001 the Trust consisted of seven series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE
Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (the "EAFE Free Index").* The Fund seeks to achieve its objective by investing in the International Index Master Portfolio (the "Master Portfolio"). The Master Portfolio, in turn, seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

* "Morgan Stanley Capital International Europe, Australasia, Far East Free Index
(TM)", "EAFE Free Index (TM)", and "EAFE (TM)" are trademarks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund or the International Index Master Portfolio (the "Master Portfolio"), nor is it affiliated in any way with the E*TRADE Group, Inc. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI, and neither the EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of that Master Portfolio. As of December 31, 2001, the value of the Fund's investment was 7.68% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market for which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2001.

As of December 31, 2001, for federal income tax purposes, the Fund had capital loss carryforwards of $156,021 and $56,945 expiring in 2008 and 2009, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2001, the Fund has elected to defer $284,986 of capital losses attributable to Post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master portfolio and 0.08% on that portion of the Fund's assets not invested in a master portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets. Prior to September 10, 2001, ETAM was paid an administrative services fee equal to 0.28% of average daily net assets.

As of September 10, 2001, ETAM also acts as shareholder servicing agent to the Fund under a new Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. Prior to September 10, 2001, E*TRADE Securities, Inc., served as the shareholder servicing agent for the Fund.

The amount called Due from E*TRADE Asset Management reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Previous to September 10, 2001 the Fund charged a unitary fee of 0.55% that did not contemplate a waiver. For the period after September 10, 2001 ETAM waived or reimbursed fees or expenses totaling $77,407.

The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.10% of the first $1 billion, and 0.07% thereafter, of its average daily net assets to Barclays Global Investors, N.A. and Stephens, Inc., the Master
Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2001.

3.   PORTFOLIO SECURITIES LOANED

As of December 31, 2001, the Master Portfolio had loaned securities which were collateralized by U.S. Government obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE International Index Fund (the "Fund") (one of seven funds comprising the E*TRADE Funds) as of December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years ended December 31, 2001 and 2000, and the financial highlights for each of the respective periods ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE International Index Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Los Angeles, California
February 14, 2002

TAX INFORMATION (UNAUDITED)

For the period ended December 31, 2001, the fund received dividends from foreign countries in the amount of $132,879. Taxes paid to foreign countries were $14,398.

RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on November 2, 2001, as reconvened on November 27, 2001, at which shareholders voted on and approved each of the proposals presented at the meeting. The proxy with respect to this meeting, dated September 21, 2001, provides a more comprehensive discussion of the proposals. The following were the results of the vote:

A.       PROPOSALS APPROVED BY SHAREHOLDERS

         o Election of Trustees of the Trust (aggregating the votes of all shareholders of each series of the Trust)

                        FOR                             WITHHELD AUTHORITY
                        ---                             ------------------
                     84,354,539                             6,895,617

         o   Conversion   of   Investment    Objective   from   Fundamental   to
             Non-fundamental

                        FOR              AGAINST                  ABSTAINED
                        ---              -------                  ---------
                      436,236             20,911                    5,588

         o   Amendment of Fundamental Investment Restrictions

                                                                        FOR           AGAINST         ABSTAINED
                                                                        ---           -------         ---------
             a.       Industry Concentration                          439,483          17,449           5,803
             b.       Diversification                                 442,807          15,595           4,333
             c.       Borrowing Money                                 436,811          23,720           2,204
             d.       Issuing Senior Securities                       438,000          21,632           3,103
             e.       Lending                                         439,020          19,990           3,725
             f.       Underwriting                                    440,111          19,672           2,952
             g.       Investments in Real Estate                      441,948          17,992           2,795
             h.       Investments in Commodities and Commodity        439,811          20,547           2,377
                      Contracts

B.       PROPOSALS OF THE MASTER PORTFOLIO VOTED ON BY SHAREHOLDERS


         o   Election of Trustees of MIP

                       FOR                             WITHHELD AUTHORITY
                       ---                             ------------------
                     449,227                                 13,508

         o   Amendment  of  Fundamental   Investment   Restrictions   of  Master
             Portfolio

                                                                        FOR           AGAINST         ABSTAINED
                                                                        ---           -------         ---------
             a.       Industry Concentration                          441,411          17,996           3,328
             b.       Diversification                                 446,128          14,465           2,142
             c.       Borrowing Money                                 437,941          20,919           3,875
             d.       Issuing Senior Securities                       437,941          20,919           3,875
             e.       Lending                                         438,750          20,079           3,906
             f.       Underwriting                                    440,114          19,351           3,270
             g.       Investments in Real Estate                      441,716          18,431           2,588
             h.       Investments in Commodities and Commodity        436,735          22,898           3,102
                      Contracts

         o   Conversion  from  Fundamental  to   Non-fundamental  of  Investment
             Restrictions of Master Portfolio

                                                                        FOR           AGAINST         ABSTAINED
                                                                        ---           -------         ---------
             a.       Puts, Calls, Straddles, etc.                    434,200          22,948           5,587
             b.       Interests in Oil and Gas and Other              435,296          21,349           6,090
                      Minerals

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of seven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                                     OTHER
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)             DIRECTORSHIPS
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS            HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Steven Grenadier (36)              Since February 1999        Mr. Grenadier is an Associate
118 King Street                                               Professor of Finance at the
San Francisco, CA  94107                                      Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
---------------------------------------------------------------------------------------------------------------------------
*Shelly J. Meyers (42) (1)         Since February 1999        Ms. Meyers is the Manager, Chief      Meyers Investment
118 King Street                                               Executive Officer, and founder of     Trust
San Francisco, CA  94107                                      Meyers Capital Management, a
Trustee                                                       registered investment adviser         Meyers Capital
                                                              formed in January 1996.  She has      Management LLC
                                                              also managed the Meyers Pride Value
                                                              Fund since June 1996.
---------------------------------------------------------------------------------------------------------------------------
*Leonard C. Purkis (52) (1)        Since February 1999        Mr. Purkis is chief financial         E*TRADE Bank
118 King Street                                               officer and executive vice
San Francisco, CA  94107                                      president of finance and
Trustee                                                       administration of E*TRADE Group,
                                                              Inc.  He previously served as chief
                                                              financial officer for Iomega
                                                              Corporation (hardware manufacturer)
                                                              from 1995 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun (48)               Since February 1999        Ms. Rabun is the Founder and Chief    Trust For Investment
118 King Street                                               Executive Officer of InvestorReach    Managers
San Francisco, CA  94107                                      (which is a consulting firm
Trustee                                                       specializing in marketing and
                                                              distribution strategies for
                                                              financial services companies formed
                                                              in October 1996).
---------------------------------------------------------------------------------------------------------------------------
George J. Rebhan (67)              Since December 1999        Mr. Rebhan retired in December        Trust For Investment
118 King Street                                               1993, and prior to that he was        Managers
San Francisco, CA  94107                                      President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
---------------------------------------------------------------------------------------------------------------------------
Liat Rorer (41)                    Since May 2001             Ms. Rorer is Vice President of        N/A
President                                                     Operations and a director of
                                                              E*TRADE Asset Management, Inc.
                                                              She is also a Key Business Leader
                                                              of E*TRADE Securities, Inc.
                                                              which she joined in 1999. Prior
                                                              to that Ms. Rorer worked as a
                                                              senior consultant for the
                                                              Spectrem Group, (financial
                                                              services consulting) beginning in
                                                              1998. From 1996 to 1998, she was
                                                              a marketing Vice President for
                                                              Charles Schwab's Retirement Plan
                                                              Services, and prior to that she
                                                              held positions in Fidelity's
                                                              Retail Services, Legal and
                                                              Institutional Services
                                                              Departments.

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                                     OTHER
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)             DIRECTORSHIPS
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS            HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Elizabeth Gottfried (41)           Since November 2000        Ms. Gottfried is Vice President of    N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She
                                                              joined E*TRADE in September 2000.
                                                              Prior to that, she worked at
                                                              Wells Fargo Bank from 1984 to
                                                              2000 and managed various areas of
                                                              Wells Fargo's mutual fund group.
---------------------------------------------------------------------------------------------------------------------------
Ulla Tarstrup (34)                 Since August 2000          Ms. Tarstrup joined E*TRADE in        N/A
Vice President                                                August 1998.  Prior to that, she
                                                              worked in Franklin Resources' legal
                                                              and administration department from
                                                              1994 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Jay Gould (46)                     Since August 2000          Mr. Gould is Secretary of E*TRADE     N/A
Secretary                                                     Asset Management.  From February to
                                                              December 1999, he served as a
                                                              Vice President at Transamerica
                                                              and prior to that he worked at
                                                              Bank of America (banking and
                                                              financial services) from 1994.
---------------------------------------------------------------------------------------------------------------------------

* Ms. Meyers may be considered an "interested" person of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Purkis may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

(1) Effective February 21, 2002, Mr. Purkis resigned as a Trustee and Mitchell Caplan was elected by the Board as an "interested" Trustee.

         The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

-------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including securities on loan (1))
  (Cost:  $118,154,283) (Note 1)                                          $96,433,843
Cash pledged for margin requirements (Note 1)                                 548,920
Foreign currency, at value (Cost: $6,781)                                       6,581
Receivables:
      Investment securities sold                                                9,872
      Dividends and interest                                                  141,380
Unrealized gain on forward foreign currency exchange contracts                 10,735
                                                                          -----------
Total Assets                                                               97,151,331
                                                                          -----------
LIABILITIES
Payables:
      Due to broker - variation margin                                        463,032
      Collateral for securities loaned (Note 4)                             4,174,912
      Advisory fees (Note 2)                                                   18,345
      Administration fees (Note 2)                                             23,216
Unrealized loss on forward foreign currency exchange contracts                 13,193
                                                                          -----------
Total Liabilities                                                           4,692,698
                                                                          -----------
NET ASSETS                                                                $92,458,633
                                                                          ===========

-------------------------------------------------------------------------------------

   (1) Securities on loan with market value of $3,924,434. See Note 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2001


-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
      Dividends (Net of foreign withholding tax of $211,098)                       $  1,547,143
      Interest                                                                           73,704
      Securities lending income                                                          43,844
                                                                                   ------------
Total investment income                                                               1,664,691
                                                                                   ------------
EXPENSES (NOTE 2)
      Advisory fees                                                                     143,914
      Administration fees                                                                95,943
                                                                                   ------------
Total expenses                                                                          239,857
                                                                                   ------------
Net investment income                                                                 1,424,834
                                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on sale of investments                                       (4,041,000)
      Net realized loss on sale of futures contracts                                   (419,885)
      Net realized loss on foreign currency transactions                                (58,634)
      Net change in unrealized appreciation (depreciation) of  investments          (20,451,711)
      Net change in unrealized appreciation (depreciation) of futures contracts          24,274
      Net change in unrealized appreciation (depreciation) on translation
        of assets and liabilities in foreign currencies                                 (34,661)
                                                                                   ------------
Net loss on investments                                                             (24,981,617)
                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $(23,556,783)
                                                                                   ============
-----------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2001   DECEMBER 31, 2000
                                                                     ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
      Net investment income                                              $  1,424,834        $  1,038,737
      Net realized gain (loss)                                             (4,519,519)          1,485,818
      Net change in unrealized appreciation (depreciation)                (20,462,098)        (13,054,638)
                                                                         ------------        ------------
Net decrease in net assets resulting from operations                      (23,556,783)        (10,530,083)
                                                                         ------------        ------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                                        27,264,274          96,549,910
      Withdrawals                                                         (17,072,044)        (43,819,294)
                                                                         ------------        ------------
Net increase in net assets resulting from interestholder transactions      10,192,230          52,730,616
                                                                         ------------        ------------
Increase (decrease) in net assets                                         (13,364,553)         42,200,533
                                                                         ------------        ------------
NET ASSETS:
Beginning of year                                                         105,823,186          63,622,653
                                                                         ------------        ------------
End of year                                                              $ 92,458,633        $105,823,186
                                                                         ============        ============

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the International Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolio as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

     FEDERAL INCOME TAXES

      MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have

"passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2001, open futures contracts outstanding were as follows:


    --------------------------------------------------------------------------------------------------------
        NUMBER OF                    FUTURES     EXPIRATION             NOTIONAL         NET UNREALIZED
        CONTRACTS                      INDEX           DATE       CONTRACT VALUE           APPRECIATION
    --------------------------------------------------------------------------------------------------------

           5                         Euro 50       03/15/02             $170,601                 $3,985
           2                        FTSE 100       03/15/02
                                                                         151,681                    942
           5                      Nikkei 300       03/11/02
                                                                          77,827                    921
                                                                                                 ------
                                                                                                  5,848

    --------------------------------------------------------------------------------------------------------

     The Master Portfolio has pledged to a broker a cash balance in the amount of $548,920 for initial margin requirements.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not hold any repurchase agreements at December 31, 2001.

     FORWARD  CURRENCY EXCHANGE CONTRACTS

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of December 31, 2001, the Master Portfolio held the following forward foreign currency exchange contracts:


---------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                     FOREIGN CURRENCY      EXCHANGE     FOREIGN CURRENCY       U.S. DOLLAR         NET UNREALIZED
CURRENCY                              PURCHASED/SOLD         DATE         COST/PROCEEDS           VALUE             GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
PURCHASE CONTRACTS
British Pound Sterling                          410,341     03/07/02             $585,054          $594,926            $  9,872
Euro                                          1,066,912     03/07/02              974,866           947,565                (301)
Japanese Yen                                 41,169,234     03/07/02              325,740           315,160             (10,580)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                                  $ (1,009)
---------------------------------------------------------------------------------------------------------------------------------
SALE CONTRACTS
British Pound Sterling                          224,152     03/07/02             $324,650          $324,982            $   (332)
Euro                                            530,233     03/07/02              468,940           470,920              (1,980)
Japanese Yen                                 30,293,852     03/07/02              232,770           231,907                 863
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                                  $ (1,449)
---------------------------------------------------------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter, of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07%
thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     As a result of using an index approach to investing, the Master Portfolio held shares of Barclays PLC, with a current market value of $759,813, as of December 31, 2001. Barclays PLC is an affiliate of BGFA, the Master Portfolio's investment advisor.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Barclays Global Investors Funds Institutional Money Market Fund ("IMMF"). The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors and other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge a management fee, the master portfolio in which it invests in, does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001 these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the year ended December 31, 2001, were as follows:

                        Purchases at cost                 $18,311,340
                        Sales proceeds                      6,371,149

     At December 31, 2001, the cost of investments for federal income tax purposes was $119,432,717. Net unrealized depreciation aggregated $22,998,874, of which $965,425 represented gross unrealized appreciation on securities and $23,964,299 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

      The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at December 31, 2001 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

-----------------------------------------------------------------------------------------
                                     YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                   DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                           2001             2000             1999 1
-----------------------------------------------------------------------------------------

       Ratio of expenses to                0.25%            0.25%             0.25%
       average net assets       2
       Ratio of net                        1.50%            1.47%             0.82%
       investment income
       to average net assets    2
       Portfolio turnover rate                7%              45%               39%

       Total return                      (21.35)%         (14.85)%           20.50% 3
-----------------------------------------------------------------------------------------

    1 PERIOD FROM OCTOBER 1, 1999  (COMMENCEMENT  OF OPERATIONS) TO DECEMBER 31,
      1999.

    2 ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.

    3 NOT ANNUALIZED.

INDEPENDENT ACCOUNTANTS' REPORT


To the Interestholders and Board of Trustees
Master Investment Portfolio:

     In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     The financial statements of the Portfolio as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002

CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolio voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolio's year ended December 31, 2001. During the two previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolio and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.


                                  OFFICERS AND INTERESTED TRUSTEES

------------------------------------- ------------------------ ----------------------------------------------
                                      POSITION(S), LENGTH OF   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS,
NAME, ADDRESS AND AGE                 TIME SERVED              DIRECTORSHIPS HELD
------------------------------------- ------------------------ ----------------------------------------------
Richard H. Blank, Jr., 45             Chief Operating          Vice President of Stephens Inc.; Director of
                                      Officer, Secretary       Stephens Sports Management Inc.; and
                                      and Treasurer, since     Director of Capo Inc.
                                      October 20, 1993
------------------------------------- ------------------------ ----------------------------------------------
*R. Greg Feltus, 50                   Trustee, Chairman        Executive Vice President of Stephens Inc.;
                                      and President, since     President of Stephens Insurance Services
                                      October 20, 1993         Inc.; Senior Vice President of Stephens
                                                               Sports Management Inc.; and
                                                               President of Investors Brokerage Insurance
                                                               Inc.
------------------------------------- ------------------------ ----------------------------------------------
**Lee T. Kranefuss, 40                Trustee, since           Chief Executive Officer of the Individual
Barclays Global Investors             November 16, 2001        Investor Business of Barclays Global
45 Fremont Street                                              Investors, N.A.; The Boston Consulting Group
San Francisco, CA 94105                                        (until 1997)
------------------------------------- ------------------------ ----------------------------------------------


                                       DISINTERESTED TRUSTEES

------------------------------------- ------------------------ ----------------------------------------------
NAME, ADDRESS AND AGE                 POSITION(S), LENGTH OF   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS,
                                      TIME SERVED              DIRECTORSHIPS HELD
------------------------------------- ------------------------ ----------------------------------------------
Mary G.F. Bitterman, 57               Trustee, since           President and Chief Executive Officer of the
                                      November 16, 2001        James Irvine Foundation; President and Chief
                                                               Executive Officer of KQED, Inc.; Director of
                                                               Pacific Century Financial Corporation/Bank
                                                               of Hawaii.
------------------------------------- ------------------------ ----------------------------------------------


------------------------------------- ------------------------ ----------------------------------------------
Jack S. Euphrat, 79                   Trustee, since October   Private Investor.
                                      20, 1993
------------------------------------- ------------------------ ----------------------------------------------
W. Rodney Hughes, 75                  Trustee, since October   Private Investor.
                                      20, 1993
------------------------------------- ------------------------ ----------------------------------------------
Richard K. Lyons, 41                  Trustee, since           Professor, University of California,
                                      November 16, 2001        Berkeley: Haas School of Business; Member,
                                                               Council of Foreign Relations; Director of
                                                               Matthews International Funds; Trustee of
                                                               iShares Trust, Director of iShares, Inc.
------------------------------------- ------------------------ ----------------------------------------------
Leo Soong, 55                         Trustee, since           Managing Director of C.G. Roxane LLC;
                                      February 9, 2000         Managing Director of Crystal Geyser Roxane
                                                               Water Co.; Co-Founder and President of
                                                               Crystal Geyser Water Co.
------------------------------------- ------------------------ ----------------------------------------------

* R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.

** Lee T. Kranefuss is deemed to be an "interest person" because he serves as Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master Portfolios and the parent company of BGFA, the investment advisor for MIP.